Public Offering (Details) - USD ($)		12 Months Ended
	Feb. 04, 2021	Dec. 31, 2021	Sep. 30, 2022	Mar. 09, 2021
Other offering costs	On February 4, 2021, the Sponsor transferred an aggregate 90,000 Founder Shares to the Company’s independent directors, resulting in the Sponsor holding 5,660,000 Founder Shares. On March 4, 2021, the Company effected a 1.125-for-1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 Founder Shares issued and outstanding, 6,378,750of which were held by the Sponsor. On November 22, 2021, the Sponsor transferred 30,000 Founder Shares to a newly appointed independent director of the Company, resulting in the Sponsor holding 6,348,750 Founder Shares. The aggregate value of the 120,000 Founder Shares transferred to the independent directors will be recorded as compensation expense at the time of a Business Combination. The initial grant was deemed de minimis and the second grant in November 2021 is estimated at $9.79 per share, approximately $300,000. The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture.
Interprivate II Acquisition Crop [Member]
Cash		$ 120,785	$ 40,119
Purchase price per unit (in Shares) | shares		$ 10		$ 10
Other offering costs		Each Public Warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per whole share
Business Acquisition, Transaction Costs		$ 5,787,651
Number of shares (in Shares) | shares		5,175,000
Other Deferred Costs, Net		$ 612,651
IPO [Member] | Interprivate II Acquisition Crop [Member]
Sale Of Stock Number Of Share Issued In Transaction		25,875,000
Purchase price per unit (in Shares) | shares				$ 10
Over-Allotment Option [Member] | Interprivate II Acquisition Crop [Member]
Sale of stock units (in Shares) | shares		3,375,000
Purchase price per unit (in Shares) | shares		$ 10